LONG-TERM BORROWINGS DUE TO RELATED PARTY - Parenthetical (Details) - Related Party [Member]	12 Months Ended
Jun. 30, 2019 CNY (¥)
Debt Instrument, Term	10 years
Long-term Borrowings [Member]
Debt Instrument, Periodic Payment	¥ 126,135
Debt Instrument, Interest Rate, Stated Percentage	8.90%